Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

17Commitments and contingencies

aCommitment

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2017. For the years ended December 31, 2015,  2016 and 2017, lease expenses were RMB15,364 RMB24,851 and RMB31,786, respectively. Based on the current rental lease agreements, future minimum lease payments required as of December 31, 2017 were as follows:

	Total	Less than One Year	One to Three Years	Over Three Years
	RMB	RMB	RMB	RMB
Operating lease commitments	63,757	31,426	29,064	3,267

Purchase commitments mainly include minimum commitments for non-cancellable advertising service contracts. Purchase commitments as of December 31, 2017 were as follows:

	Total	Less than One Year	Over One Year
	RMB	RMB	RMB
Purchase commitments	10,767	9,071	1,696

bContingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are likely to have, a material change on the Group’s financial position results of operations or cash flow.